Material Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant accounting policies [line items]
Average effective tax rate	(86.30%)	(27.10%)	(14.40%)
With Effect From First Of January Two Thousand And Twenty Four [Member] | Pillar Two Tax Reform [Member]
Disclosure of significant accounting policies [line items]
Minimum alternate tax rate percentage			15.00%
Minimum annual revenue for the applicability of minimum alternate tax rate			€ 750
CEMEX Espana SA [member] | With Effect From First Of January Two Thousand And Twenty Four [Member] | Pillar Two Tax Reform [Member]
Disclosure of significant accounting policies [line items]
Minimum alternate tax rate percentage			15.00%
Computer software [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	5 years
Extraction rights [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	83 years
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	3 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	20 years
Top of range [member] | CEMEX Espana SA [member] | With Effect From First Of January Two Thousand And Twenty Four [Member] | Pillar Two Tax Reform [Member]
Disclosure of significant accounting policies [line items]
Average effective tax rate			15.00%